Schedule of Movements in Options on Issue Over Ordinary Shares (Details)		6 Months Ended				12 Months Ended
		Dec. 31, 2023 shares $ / shares		Dec. 31, 2022 shares $ / shares		Jun. 30, 2023 shares $ / shares		Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Beginning balance		33,572,158	[1]	11,950,000	[1],[2]	11,950,000	[1],[2]	9,750,000
Issued				23,860,727	[2]	31,272,343	[1]	2,200,000
Exercised				(6,250,000)	[2]	(6,250,185)	[1]
Lapsed		(3,000,000)		(1,050,000)	[2]	(3,400,000)	[1]
Ending balance		30,154,335		28,510,727	[2]	33,572,158	[1]	11,950,000	[1],[2]
On or Before 19 September 2022 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.40		$ 0.40		$ 0.40
Beginning balance				6,100,000		6,100,000		6,100,000
Issued
Exercised				(6,100,000)		(6,100,000)
Lapsed
Ending balance								6,100,000
On or Before 28 October 2022 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.56		$ 0.56		$ 0.56
Beginning balance				150,000		150,000		150,000
Issued
Exercised				(150,000)		(150,000)
Lapsed
Ending balance								150,000
On or Before 28 January 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.60		$ 0.60		$ 0.60
Beginning balance				750,000		750,000		750,000
Issued
Exercised
Lapsed						(750,000)
Ending balance				750,000				750,000
On or Before 2 December 2022 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 3.00		$ 3.00		$ 3.00
Beginning balance				1,050,000		1,050,000		1,050,000
Issued
Exercised
Lapsed				(1,050,000)		(1,050,000)
Ending balance								1,050,000
On or Before 29 December 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.75		$ 0.75		$ 0.75		$ 0.75
Beginning balance		1,100,000		1,100,000		1,100,000		1,100,000
Issued
Exercised
Lapsed		(1,100,000)
Ending balance				1,100,000		1,100,000		1,100,000
On or Before 20 May 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 1.35	[2]	$ 1.35
Beginning balance				1,100,000	[2]	1,100,000	[2]
Issued				500,000	[2]	500,000
Exercised					[2]
Lapsed					[2]	(1,600,000)
Ending balance				1,600,000	[2]			1,100,000	[2]
On or Before 23 September 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 2.20
Beginning balance		1,900,000		1,700,000		1,700,000
Issued						200,000
Exercised
Lapsed
Ending balance						1,900,000		1,700,000
On or Before 30 November 2024 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.10		$ 1.10	[2]	$ 1.10
Beginning balance		13,614,264
Issued				13,196,441	[2]	13,614,264
Exercised					[2]
Lapsed					[2]
Ending balance		13,614,264		13,196,441	[2]	13,614,264
On or Before 30 November 2025 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.20		$ 1.20	[2]	$ 1.20
Beginning balance		8,250,000			[2]		[2]
Issued				8,250,000	[2]	8,250,000
Exercised					[2]
Lapsed
Ending balance		8,250,000		8,250,000	[2]	8,250,000			[2]
On or Before 16 January 2026 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.91		$ 0.91	[2]	$ 0.91
Beginning balance		1,714,286			[2]		[2]
Issued				1,714,286	[2]	1,714,286
Exercised					[2]
Lapsed					[2]
Ending balance		1,714,286		1,714,286	[2]	1,714,286			[2]
On or Before 30 April 2024 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.70				$ 0.70	[1]
Beginning balance	[1]	6,993,608
Issued	[1]					6,993,793
Exercised						(185)	[1]
Lapsed							[1]
Ending balance		6,993,608				6,993,608	[1]		[1]
On Or Before Twenty May Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares								$ 1.35
Beginning balance				600,000		600,000		600,000
Issued
Exercised
Lapsed
Ending balance								600,000
On or Before 27 September 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares								$ 2.20
Beginning balance				1,200,000		1,200,000
Issued								1,200,000
Exercised
Lapsed
Ending balance								1,200,000
On or Before 20 May 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares								$ 1.40
Beginning balance				500,000		500,000
Issued								500,000
Exercised
Lapsed
Ending balance								500,000
On or Before 7 October 2023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 2.20						$ 2.20
Beginning balance		1,900,000		500,000		500,000
Issued								500,000
Exercised
Lapsed		(1,900,000)
Ending balance						1,900,000		500,000
On Or Before Seven October Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]			$ 2.20
Beginning balance	[2]			1,700,000		1,700,000
Issued	[2]			200,000
Exercised	[2]
Lapsed	[2]
Ending balance	[2]			1,900,000				1,700,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.
[2]	As of the 31 December 2022 the options had not been issued however they had been granted and approved to be issued at the AGM